Acquisition - Schedule of Allocated Purchase Consideration (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 176,981	$ 176,981	$ 176,981		$ 157,210
Franchisee Acquisition [Member]
Business Acquisition [Line Items]
Fixed assets				$ 7,634
Favorable leases, net				700
Other assets				35
Goodwill				19,771
Liabilities assumed, including deferred revenues				(1,334)
Total				41,638
Franchisee Acquisition [Member] | Reacquired Franchise Rights [Member]
Business Acquisition [Line Items]
Intangible assets				8,950
Franchisee Acquisition [Member] | Membership Relationships [Member]
Business Acquisition [Line Items]
Intangible assets				$ 5,882